Average Annual Total Returns - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2024
Fidelity Advisor International Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.99%
Past 5 years	7.52%
Past 10 years	2.56%
Fidelity Advisor International Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.64%
Past 5 years	7.08%
Past 10 years	2.14%
Fidelity Advisor International Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.57%
Past 5 years	6.02%
Past 10 years	2.04%
Fidelity Advisor International Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.89%
Past 5 years	7.97%
Past 10 years	2.53%
Fidelity Advisor International Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.33%
Past 5 years	7.73%
Past 10 years	2.51%
Fidelity Advisor International Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.10%
Past 5 years	9.12%
Past 10 years	3.45%
Fidelity Advisor International Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.29%
Past 5 years	9.27%
Since Inception	5.58%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS158
Average Annual Return:
Past 1 year	19.29%
Past 5 years	7.36%
Past 10 years	3.41%

[1]	A From October 2, 2018 .